Statement of Cash Flows - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		$ (1,282,000)	$ 9,804,000	$ 6,793,000	$ (4,367,000)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation, amortization and accretion		14,167,000	8,410,000	11,932,000	8,210,000
Unrealized loss on interest rate swaps		(356,000)	943,000	82,000	0
Deferred tax expense (benefit)		(1,517,000)	(881,000)	60,000	1,162,000
Amortization of debt discount and financing costs		2,165,000	1,891,000	2,538,000	2,064,000
Loss on extinguishment of debt		3,245,000	0
Gain on fair value remeasurement of contingent consideration		(2,400,000)	0
Stock-based compensation		111,000	62,000	82,000	70,000
Other		(232,000)	164,000	780,000	5,000
Changes in operating assets and liabilities:
Accounts receivable		(2,384,000)	(4,300,000)	(1,287,000)	685,000
Other assets		(148,000)	344,000	495,000	(1,398,000)
Accounts payable		6,221,000	2,643,000	(1,477,000)	1,461,000
Interest payable		566,000	1,731,000	1,769,000	719,000
Other liabilities		278,000	124,000	(794,000)	349,000
Due from related parties				3,000	257,000
Net cash used in operating activities		18,248,000	12,589,000	12,296,000	5,024,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures		(10,255,000)	(28,277,000)	(36,677,000)	(57,162,000)
Payments to acquire businesses, net of cash and restricted cash acquired		(192,565,000)	0	(110,691,000)	0
Payments to acquire renewable energy facilities from third parties, net of cash and restricted cash acquired		(10,673,000)	(17,894,000)	(23,381,000)	(36,824,000)
Payments for customer and site lease acquisitions		0	(750,000)	(893,000)	(3,050,000)
Other				300,000	0
Net cash used in investing activities		(213,493,000)	(46,921,000)	(171,342,000)	(97,036,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of long-term debt		288,922,000	78,253,000	205,808,000	291,873,000
Repayments of long-term debt		(148,790,000)	(39,222,000)	(55,754,000)	(249,659,000)
Payment of debt issuance costs		(2,247,000)	(1,031,000)	(1,584,000)	(4,199,000)
Payment of debt extinguishment costs		(1,477,000)	0
Payment of deferred transaction costs		(4,254,000)	0
Contributions from common equity stockholder				0	5,750,000
Distributions to common equity stockholder		0	(22,500,000)	(22,500,000)	(111,412,000)
Proceeds from issuance of Series A preferred stock		82,000,000	14,500,000
Proceeds from issuance of common stock and Series A preferred stock				31,500,000	176,500,000
Payment of equity issuance costs				0	(4,293,000)
Payment of dividends and commitment fees on Series A preferred stock		(17,748,000)	(12,950,000)	(12,950,000)	0
Payment of contingent consideration		(129,000)	(142,000)	(501,000)	0
Contributions from noncontrolling interests		2,708,000	23,927,000	23,927,000	7,109,000
Redemption of noncontrolling interests		(831,000)	(606,000)	(1,524,000)	(307,000)
Distributions to noncontrolling interests		(1,938,000)	(843,000)	(1,307,000)	(960,000)
Net cash provided by financing activities		196,216,000	39,386,000	165,115,000	110,402,000
Net increase in cash and restricted cash		971,000	5,054,000	6,069,000	18,390,000
Cash and restricted cash, beginning of period		38,206,000	32,137,000	32,137,000	13,747,000
Cash and restricted cash, end of period	$ 38,206,000	39,177,000	37,191,000	38,206,000	32,137,000
Supplemental Cash Flow Information [Abstract]
Cash paid for interest, net of amounts capitalized		11,404,000	5,849,000	9,736,000	19,780,000
Cash paid for taxes		99,000	37,000	38,000	1,000
Noncash Investing and Financing Items [Abstract]
Asset retirement obligations		2,391,000	955,000	3,763,000	289,000
Deferred transaction costs not yet paid		2,801,000	0
Debt assumed through acquisitions		0	16,020,000	16,020,000	0
Initial recording of noncontrolling interest				9,400,000	590,000
Contribution of noncontrolling interest by common equity stockholder				1,389,000	0
Acquisitions of property and equipment included in other current liabilities		622,000	1,284,000	635,000	1,777,000
Acquisition of business, contingent consideration obligations at fair value				5,100,000	0
Accrued dividends and commitment fees on Series A preferred stock		13,584,000	11,427,000	4,163,000	1,524,000
CBRE Acquisition Holdings Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(2,500,565)	(5,856,140)
Adjustments to reconcile net income to net cash used in operating activities:
Interest income earned on assets held in Trust Account	(1,008)	(18,351)
Change in fair value of redeemable warrant liability	2,204,822	(2,113,125)
change in fair value of sponcer promissiory note		300,000
Changes in operating assets and liabilities:
Accounts payable	4,835	(4,835)
Prepaid and other current assets	(1,447,037)	473,178
Due from related parties		(16,945)
Due to related party	6,144	(6,144)
Franchise tax payable	26,218	107,718
Accrued expenses	96,850	4,917,565
Net cash used in operating activities	(1,609,741)	(2,217,079)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds deposited in Trust Account	(402,500,000)
Net cash used in investing activities	(402,500,000)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering	402,500,000
Proceeds from issuance of private placement warrants	11,050,000
Proceeds from Sponsor promissory note	240,416	3,000,000
Repayment of note payable – Sponsor	(215,316)
Payment of equity issuance costs	(8,839,443)
Net cash provided by financing activities	404,735,657	3,000,000
Decrease in cash	625,916	782,921
Cash at beginning of period	0	625,916
Cash at end of period	$ 625,916	1,408,837		625,916
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Extinguishment of note payable for issuance of Class B common stock	25,100
Deferred underwriting commissions in connection with the initial public offering	$ 14,087,500			14,087,500
Change in Class A common stock subject to possible redemption	$ 402,501,008	18,351
Altus Power, Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		$ (1,468,000)	$ 1,458,000	$ (1,887,000)	$ (8,560,000)